Revenue - Narrative (Details) £ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2018	Jan. 31, 2019 GBP (£)	Jan. 31, 2018 GBP (£)	Dec. 21, 2017 USD ($)	Dec. 21, 2017 GBP (£)	May 31, 2017 USD ($)	May 31, 2017 GBP (£)	Oct. 04, 2016 USD ($)	Oct. 04, 2016 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		£ 1,330	£ 38,748
Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue								$ 40.0	£ 32,800
Specified milestone payments						$ 22.0	£ 17,200	$ 22.0	£ 17,200
Research and development costs percentage, entity responsibility	55.00%
Research and development costs percentage, third party responsibility	45.00%	45.00%
Research and development costs, minimum percentage of budgeted amount	110.00%
Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue				$ 2.5	£ 1,900
Annual future expected deferred revenue recognition		£ 500
Eurofarma Revenue Agreement | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments					3,750
Eurofarma Revenue Agreement | Other Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments					21,400
Specified milestone payments, maximum cumulative net sales benchmark					£ 100,000